Long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Liabilities

Long term liabilities consist of the following:

	2012	2011
APCo

Revolving $200,000 credit facility, revolving line of credit interest rate is equal to bankers acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is BA or LIBOR plus 1.75%, maturing November 16, 2015.	$27,074	$—

Senior Unsecured Notes: $150,000 senior unsecured notes, interest rate of 4.82% maturing February 15, 2021. The notes are interest only, payable semi-annually in arrears.	149,910	—

Senior Unsecured Notes: $135,000 senior unsecured notes, interest rate of 5.5% maturing July 25, 2018. The notes are interest only, payable semi-annually in arrears.	134,807	134,778

Senior Debt Long Sault Rapids: Interest at rate of 10.2% repayable in blended monthly interest and principal installments of $402 and maturing December 31, 2027.	38,136	39,033

Sanger Bonds: U.S. $19,200 California Pollution Control Finance Authority Variable Rate Demand Resource Recovery Revenue Bonds Series 1990A, interest payable monthly, maturing September 15, 2020. The variable interest rate is determined by the remarketing agent. The effective interest rate for 2012 is 2.29% (2011 – 2.05%).	19,102	19,526

Senior Debt Chute Ford: Interest rate of 11.6% repayable in blended monthly interest and principal installments of $64 and maturing April 1, 2020.	3,763	4,072

Liberty Utilities

Revolving U.S. $100,000 credit facility, revolving line of credit interest rate is equal to bankers acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.625%, maturing January 18, 2015.	27,360	—

Senior Unsecured Notes:

Liberty Utilities Co. Senior unsecured notes, U.S. $50,000, bearing an interest rate of 3.51%, maturing July 31, 2017; U.S. $115,000, bearing an interest rate of 4.49%, maturing August 1, 2022; and, U.S. $60,000, bearing an interest rate of 4.89%, maturing July 30, 2027. The notes are interest only, payable semi-annually.	223,852	—

California Pacific Electric Company, LLC: U.S. $45,000 senior unsecured notes, interest rate of 5.19%, maturing December 29, 2020 and U.S. $25,000, interest rate of 5.59%, maturing December 29, 2025. The notes are interest only, payable semi-annually.	69,643	71,190
Liberty Water Co: U.S. $50,000 senior unsecured notes, interest rate of 5.6% maturing December 22, 2020. The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	49,745	50,850

Granite State: Senior unsecured notes, U.S. $5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S. $5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; and, U.S. $5,000, bearing an interest rate of 7.30%, maturing June 15, 2028. The notes are interest only, payable semi-annually.	14,924	—

Litchfield Park Service Company Bonds: 1999 and 2001 IDA Bonds. Interest rates of 5.95% and 6.75% repayable in blended semi-annual installments maturing October 1, 2023 and October 1, 2031. Principal payments of U.S. $285 (2011 – U.S. $270). The balance of these notes at December 31, 2012 was U.S. $3,390 and U.S. $7,030, respectively (2011 – U.S. $3,605 and U.S. $7,100).	11,269	11,868

Bella Vista Water Loans: Water Infrastructure Financing Authority of Arizona Interest rates of 6.26% and 6.10% repayable in monthly and quarterly installments (U.S. $15 and U.S. $4) maturing March 1, 2020 and December 1, 2017. The balance of these notes at December 31, 2012 was U.S. $1,167 and U.S. $80 respectively (2011 – U.S. $1,275 and U.S. $83)	1,241	1,399

	$770,826	$332,716
Less: current portion	(1,768)	(1,624)

	$769,058	$331,092

Principal Payments

Principal payments due in the next five years and thereafter are:

	2013	2014	2015	2016	2017	Thereafter	Total
APCo	$1,339	$1,483	$28,721	$1,829	$2,032	$337,388	$372,792
Liberty Utilities	429	449	27,837	5,481	55,256	308,582	398,034

Total	$1,768	$1,932	$56,558	$7,310	$57,288	$645,970	$770,826